Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Note/Bond	4.250%	5/31/25	2,515	2,483
	United States Treasury Note/Bond	4.750%	7/31/25	1,420	1,417
	United States Treasury Note/Bond	4.500%	7/15/26	3,225	3,224
Total U.S. Government and Agency Obligations (Cost $7,159)					7,124
Corporate Bonds (13.2%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	7,225	7,349
Brazil (0.1%)
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.850%	6/5/15	6,016	5,315
					5,316
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	9,800	7,339
China (2.6%)
	Bank of China Ltd.	5.000%	11/13/24	10,650	10,517
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	6,250	6,053
	China Construction Bank Corp.	2.450%	6/24/30	7,175	6,773
	China Construction Bank Corp.	2.850%	1/21/32	7,300	6,812
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	7,300	7,558
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	6,430	6,299
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	7,300	7,051
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	7,290	7,170
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	22,485	20,982
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	5,450	5,249
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	5,350	4,781
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	8,544	8,173
					97,418
Colombia (0.7%)
	Ecopetrol SA	5.375%	6/26/26	5,565	5,352
	Ecopetrol SA	6.875%	4/29/30	7,175	6,756
	Ecopetrol SA	8.875%	1/13/33	8,265	8,471
	Ecopetrol SA	5.875%	5/28/45	7,247	5,218
					25,797
Indonesia (0.4%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	1,300	1,232
	Freeport Indonesia PT	5.315%	4/14/32	4,175	3,959
	Pertamina Persero PT	6.450%	5/30/44	5,400	5,650
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	5,417	5,190
					16,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	5,350	4,758
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	3/18/25	5,600	5,425
	Petronas Capital Ltd.	3.500%	4/21/30	8,100	7,472
	Petronas Capital Ltd.	4.500%	3/18/45	5,400	4,937
	Petronas Capital Ltd.	4.550%	4/21/50	9,950	9,069
	Petronas Capital Ltd.	3.404%	4/28/61	6,350	4,517
					31,420
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	7,579	6,613
	Petroleos Mexicanos	6.875%	8/4/26	8,990	8,362
	Petroleos Mexicanos	6.490%	1/23/27	5,606	4,993
	Petroleos Mexicanos	6.500%	3/13/27	14,305	12,715
	Petroleos Mexicanos	5.350%	2/12/28	7,170	5,890
[3]	Petroleos Mexicanos	8.750%	6/2/29	6,920	6,316
	Petroleos Mexicanos	6.840%	1/23/30	8,510	6,829
	Petroleos Mexicanos	5.950%	1/28/31	13,715	10,171
[3]	Petroleos Mexicanos	6.700%	2/16/32	24,394	18,764
	Petroleos Mexicanos	10.000%	2/7/33	7,275	6,735
	Petroleos Mexicanos	6.625%	6/15/35	9,975	7,030
	Petroleos Mexicanos	6.500%	6/2/41	5,660	3,652
	Petroleos Mexicanos	6.750%	9/21/47	19,880	12,741
	Petroleos Mexicanos	6.350%	2/12/48	5,715	3,550
	Petroleos Mexicanos	7.690%	1/23/50	29,229	20,363
	Petroleos Mexicanos	6.950%	1/28/60	13,770	8,773
					143,497
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	7,200	4,824
Qatar (1.0%)
	Qatar Energy	1.375%	9/12/26	5,400	4,851
	Qatar Energy	2.250%	7/12/31	12,600	10,504
	Qatar Energy	3.125%	7/12/41	12,789	9,703
	Qatar Energy	3.300%	7/12/51	14,450	10,555
					35,613
Saudi Arabia (2.2%)
	Gaci First Investment Co.	4.750%	2/14/30	6,330	6,221
	Gaci First Investment Co.	4.875%	2/14/35	7,200	6,883
	Gaci First Investment Co.	5.125%	2/14/53	6,300	5,647
	SA Global Sukuk Ltd.	1.602%	6/17/26	7,273	6,600
	SA Global Sukuk Ltd.	2.694%	6/17/31	10,850	9,377
	Saudi Arabian Oil Co.	3.500%	4/16/29	11,066	10,235
	Saudi Arabian Oil Co.	2.250%	11/24/30	7,325	6,123
	Saudi Arabian Oil Co.	4.250%	4/16/39	10,875	9,557
	Saudi Arabian Oil Co.	4.375%	4/16/49	10,760	9,147
	Saudi Arabian Oil Co.	3.250%	11/24/50	8,083	5,701
	Saudi Arabian Oil Co.	3.500%	11/24/70	8,200	5,456
					80,947
United Arab Emirates (0.8%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	7,925	7,306
[2]	DP World Ltd.	6.850%	7/2/37	6,070	6,645
	DP World Ltd.	5.625%	9/25/48	275	264
	DP World Salaam	6.000%	Perpetual	5,450	5,430
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	5,403	4,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	7,200	6,003
					29,961
Total Corporate Bonds (Cost $569,375)					490,270
Sovereign Bonds (84.7%)
Angola (0.8%)
	Republic of Angola	9.500%	11/12/25	2,725	2,745
	Republic of Angola	8.250%	5/9/28	6,950	6,432
	Republic of Angola	8.000%	11/26/29	6,448	5,715
	Republic of Angola	8.750%	4/14/32	6,350	5,583
	Republic of Angola	9.375%	5/8/48	6,350	5,280
	Republic of Angola	9.125%	11/26/49	4,200	3,429
					29,184
Argentina (2.3%)
[4]	Provincia de Buenos Aires, 6.375% coupon rate effective 9/1/23	5.250%	9/1/37	22,395	8,709
	Republic of Argentina	1.000%	7/9/29	9,406	3,156
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	58,132	20,003
[4]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/35	74,483	23,274
[4]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/46	7,449	2,328
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	37,759	12,272
[4]	Republic of Argentina, 5.000% coupon rate effective 7/9/24	4.250%	1/9/38	41,121	14,865
					84,607
Armenia (0.2%)
	Republic of Armenia	7.150%	3/26/25	1,800	1,821
	Republic of Armenia	3.950%	9/26/29	1,850	1,561
	Republic of Armenia	3.600%	2/2/31	2,800	2,239
					5,621
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	3,910	3,352
Bahamas (0.1%)
[3]	Commonwealth of Bahamas	6.000%	11/21/28	2,700	2,217
[3]	Commonwealth of Bahamas	8.950%	10/15/32	2,950	2,554
					4,771
Bahrain (1.9%)
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,900	2,857
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	3,950	4,041
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	3,562	3,565
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	3,656	3,510
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	3,725	3,501
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	3,523	3,195
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	3,600	3,663
	Kingdom of Bahrain	7.000%	1/26/26	5,345	5,459
	Kingdom of Bahrain	4.250%	1/25/28	1,975	1,836
	Kingdom of Bahrain	7.000%	10/12/28	5,900	6,108
	Kingdom of Bahrain	6.750%	9/20/29	4,550	4,590
	Kingdom of Bahrain	7.375%	5/14/30	3,650	3,791
	Kingdom of Bahrain	5.625%	9/30/31	3,570	3,355
	Kingdom of Bahrain	5.450%	9/16/32	3,700	3,397
	Kingdom of Bahrain	5.250%	1/25/33	3,680	3,301
	Kingdom of Bahrain	5.625%	5/18/34	3,700	3,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Bahrain	7.750%	4/18/35	3,475	3,605
	Kingdom of Bahrain	6.000%	9/19/44	4,525	3,747
	Kingdom of Bahrain	7.500%	9/20/47	3,225	3,060
	Kingdom of Bahrain	6.250%	1/25/51	1,880	1,550
					71,461
Belarus (0.1%)
	Republic of Belarus	5.875%	2/24/26	1,975	996
	Republic of Belarus	7.625%	6/29/27	2,035	1,020
	Republic of Belarus	6.200%	2/28/30	2,100	851
	Republic of Belarus	6.378%	2/24/31	2,500	1,012
					3,879
Bermuda (0.3%)
	Government of Bermuda	3.717%	1/25/27	2,350	2,245
	Government of Bermuda	2.375%	8/20/30	2,200	1,844
	Government of Bermuda	5.000%	7/15/32	3,400	3,325
[2]	Government of Bermuda	3.375%	8/20/50	1,000	697
	Government of Bermuda	3.375%	8/20/50	1,400	976
					9,087
Bolivia (0.1%)
[3]	Bolivian Government	4.500%	3/20/28	4,206	2,905
	Bolivian Government	7.500%	3/2/30	2,600	2,117
					5,022
Brazil (3.4%)
	Federative Republic of Brazil	4.250%	1/7/25	15,853	15,538
	Federative Republic of Brazil	8.750%	2/4/25	2,458	2,585
	Federative Republic of Brazil	2.875%	6/6/25	6,825	6,497
	Federative Republic of Brazil	6.000%	4/7/26	7,400	7,573
	Federative Republic of Brazil	10.125%	5/15/27	2,975	3,488
	Federative Republic of Brazil	4.625%	1/13/28	10,675	10,383
	Federative Republic of Brazil	4.500%	5/30/29	7,250	6,900
	Federative Republic of Brazil	3.875%	6/12/30	12,700	11,389
	Federative Republic of Brazil	3.750%	9/12/31	5,300	4,618
	Federative Republic of Brazil	6.000%	10/20/33	11,275	11,184
	Federative Republic of Brazil	8.250%	1/20/34	2,060	2,398
	Federative Republic of Brazil	7.125%	1/20/37	6,000	6,515
	Federative Republic of Brazil	5.625%	1/7/41	8,000	7,289
	Federative Republic of Brazil	5.000%	1/27/45	11,936	9,696
	Federative Republic of Brazil	5.625%	2/21/47	8,848	7,756
	Federative Republic of Brazil	4.750%	1/14/50	15,885	12,181
					125,990
Chile (2.2%)
	Republic of Chile	3.125%	1/21/26	2,600	2,487
	Republic of Chile	2.750%	1/31/27	5,344	4,964
	Republic of Chile	3.240%	2/6/28	6,290	5,878
	Republic of Chile	2.450%	1/31/31	5,332	4,558
	Republic of Chile	2.550%	1/27/32	5,475	4,643
	Republic of Chile	2.550%	7/27/33	8,122	6,613
	Republic of Chile	3.500%	1/31/34	5,400	4,746
	Republic of Chile	4.950%	1/5/36	5,820	5,740
	Republic of Chile	3.100%	5/7/41	9,750	7,311
	Republic of Chile	4.340%	3/7/42	7,025	6,226
	Republic of Chile	3.860%	6/21/47	4,425	3,629
	Republic of Chile	3.500%	1/25/50	8,400	6,329
	Republic of Chile	4.000%	1/31/52	3,550	2,906
	Republic of Chile	3.500%	4/15/53	5,500	4,116
	Republic of Chile	5.330%	1/5/54	5,025	5,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.100%	1/22/61	7,300	4,790
	Republic of Chile	3.250%	9/21/71	3,550	2,306
					82,252
China (1.4%)
	China Government Bond	1.950%	12/3/24	7,700	7,394
	China Government Bond	0.550%	10/21/25	8,720	7,904
	China Government Bond	2.625%	11/2/27	4,724	4,441
	China Government Bond	3.500%	10/19/28	3,600	3,486
	China Government Bond	2.125%	12/3/29	8,000	7,096
	China Government Bond	1.200%	10/21/30	5,200	4,312
	China Government Bond	1.750%	10/26/31	3,200	2,709
	China Government Bond	2.750%	12/3/39	2,575	2,062
	China Government Bond	4.000%	10/19/48	2,000	1,853
	China Government Bond	2.250%	10/21/50	1,200	779
	China Government Bond	2.500%	10/26/51	3,675	2,528
	Export-Import Bank of China	3.625%	7/31/24	2,025	1,987
	Export-Import Bank of China	3.875%	5/16/26	3,400	3,309
					49,860
Colombia (2.7%)
	Republic of Colombia	4.500%	1/28/26	5,717	5,497
	Republic of Colombia	3.875%	4/25/27	6,400	5,892
	Republic of Colombia	4.500%	3/15/29	7,205	6,459
	Republic of Colombia	3.000%	1/30/30	5,725	4,601
	Republic of Colombia	3.125%	4/15/31	9,115	7,133
	Republic of Colombia	3.250%	4/22/32	7,250	5,553
	Republic of Colombia	8.000%	4/20/33	5,842	6,139
	Republic of Colombia	7.500%	2/2/34	7,996	8,088
	Republic of Colombia	7.375%	9/18/37	6,401	6,331
	Republic of Colombia	6.125%	1/18/41	9,195	7,839
	Republic of Colombia	4.125%	2/22/42	3,700	2,484
	Republic of Colombia	5.625%	2/26/44	9,075	7,088
	Republic of Colombia	5.000%	6/15/45	16,450	11,858
	Republic of Colombia	5.200%	5/15/49	9,920	7,232
	Republic of Colombia	4.125%	5/15/51	5,450	3,441
	Republic of Colombia	3.875%	2/15/61	4,700	2,785
					98,420
Costa Rica (0.6%)
	Republic of Costa Rica	4.375%	4/30/25	1,800	1,759
	Republic of Costa Rica	6.125%	2/19/31	4,350	4,357
[3]	Republic of Costa Rica	6.550%	4/3/34	5,450	5,521
	Republic of Costa Rica	5.625%	4/30/43	1,900	1,669
	Republic of Costa Rica	7.000%	4/4/44	3,530	3,508
	Republic of Costa Rica	7.158%	3/12/45	4,701	4,748
					21,562
Dominican Republic (2.3%)
	Dominican Republic	5.500%	1/27/25	4,550	4,500
	Dominican Republic	6.875%	1/29/26	6,495	6,572
	Dominican Republic	5.950%	1/25/27	6,150	6,084
	Dominican Republic	6.000%	7/19/28	4,719	4,632
	Dominican Republic	5.500%	2/22/29	6,350	6,044
	Dominican Republic	4.500%	1/30/30	7,706	6,843
	Dominican Republic	7.050%	2/3/31	2,400	2,425
	Dominican Republic	4.875%	9/23/32	11,065	9,611
	Dominican Republic	6.000%	2/22/33	6,350	5,975
	Dominican Republic	5.300%	1/21/41	5,630	4,560
	Dominican Republic	7.450%	4/30/44	5,250	5,254
	Dominican Republic	6.850%	1/27/45	7,194	6,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominican Republic	6.500%	2/15/48	3,600	3,209
	Dominican Republic	6.400%	6/5/49	5,450	4,771
	Dominican Republic	5.875%	1/30/60	11,577	9,146
					86,340
Ecuador (0.5%)
[3]	Republic of Ecuador	0.000%	7/31/30	3,555	1,030
[4]	Republic of Ecuador, 5.000% coupon rate effective 7/31/24	2.500%	7/31/40	10,788	3,407
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/24	3.500%	7/31/35	26,966	9,279
[4]	Republic of Ecuador, 6.900% coupon rate effective 7/31/24	6.000%	7/31/30	12,665	6,072
					19,788
Egypt (1.8%)
	Arab Republic of Egypt	5.875%	6/11/25	5,600	4,886
	Arab Republic of Egypt	5.250%	10/6/25	2,625	2,196
	Arab Republic of Egypt	3.875%	2/16/26	2,750	2,135
	Arab Republic of Egypt	7.500%	1/31/27	6,800	5,390
	Arab Republic of Egypt	5.800%	9/30/27	4,425	3,240
	Arab Republic of Egypt	6.588%	2/21/28	4,600	3,335
	Arab Republic of Egypt	7.600%	3/1/29	6,175	4,455
	Arab Republic of Egypt	5.875%	2/16/31	5,500	3,422
	Arab Republic of Egypt	7.053%	1/15/32	3,600	2,297
	Arab Republic of Egypt	7.625%	5/29/32	6,169	4,006
	Arab Republic of Egypt	7.300%	9/30/33	4,225	2,621
	Arab Republic of Egypt	6.875%	4/30/40	1,875	1,081
	Arab Republic of Egypt	8.500%	1/31/47	9,055	5,263
	Arab Republic of Egypt	7.903%	2/21/48	5,400	3,000
	Arab Republic of Egypt	8.700%	3/1/49	5,480	3,214
	Arab Republic of Egypt	8.875%	5/29/50	7,140	4,184
	Arab Republic of Egypt	8.750%	9/30/51	2,825	1,661
	Arab Republic of Egypt	8.150%	11/20/59	1,750	992
[2]	Arab Republic of Egypt	7.500%	2/16/61	2,700	1,472
	Arab Republic of Egypt	7.500%	2/16/61	2,700	1,483
	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	5,425	5,253
					65,586
El Salvador (0.4%)
	Republic of El Salvador	6.375%	1/18/27	2,862	2,109
	Republic of El Salvador	8.625%	2/28/29	2,235	1,598
	Republic of El Salvador	8.250%	4/10/32	1,757	1,230
	Republic of El Salvador	7.650%	6/15/35	3,650	2,376
	Republic of El Salvador	7.625%	2/1/41	2,318	1,464
	Republic of El Salvador	7.125%	1/20/50	4,225	2,575
	Republic of El Salvador	9.500%	7/15/52	3,350	2,348
					13,700
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	3,550	2,448
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	2,600	2,496
[3]	Republic of Gabon	6.625%	2/6/31	3,500	2,973
	Republic of Gabon	7.000%	11/24/31	2,925	2,488
					7,957
Georgia (0.0%)
	Republic of Georgia	2.750%	4/22/26	1,750	1,582
Ghana (0.6%)
[3,5]	Republic of Ghana	8.125%	1/18/26	4,445	2,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Republic of Ghana	6.375%	2/11/27	5,551	2,542
[3,5]	Republic of Ghana	7.875%	3/26/27	1,980	925
[3,5]	Republic of Ghana	7.750%	4/7/29	3,850	1,758
[3,5]	Republic of Ghana	7.625%	5/16/29	3,700	1,686
[3,5]	Republic of Ghana	10.750%	10/14/30	3,650	2,588
[3,5]	Republic of Ghana	8.125%	3/26/32	4,500	2,069
[5]	Republic of Ghana	8.625%	4/7/34	3,550	1,634
[3,5]	Republic of Ghana	7.875%	2/11/35	3,654	1,691
[5]	Republic of Ghana	8.875%	5/7/42	1,800	803
[3,5]	Republic of Ghana	8.627%	6/16/49	3,450	1,537
[3,5]	Republic of Ghana	8.950%	3/26/51	3,725	1,662
[3,5]	Republic of Ghana	8.750%	3/11/61	3,050	1,357
					22,342
Guatemala (0.6%)
	Republic of Guatemala	4.500%	5/3/26	2,450	2,340
	Republic of Guatemala	4.375%	6/5/27	2,000	1,888
	Republic of Guatemala	4.875%	2/13/28	2,600	2,477
	Republic of Guatemala	5.250%	8/10/29	1,700	1,627
[3]	Republic of Guatemala	4.900%	6/1/30	1,900	1,786
	Republic of Guatemala	5.375%	4/24/32	1,800	1,720
	Republic of Guatemala	3.700%	10/7/33	1,775	1,446
[2]	Republic of Guatemala	6.600%	6/13/36	3,500	3,582
	Republic of Guatemala	4.650%	10/7/41	1,900	1,538
[3]	Republic of Guatemala	6.125%	6/1/50	5,050	4,690
					23,094
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	2,570	2,369
	Republic of Honduras	5.625%	6/24/30	2,100	1,727
					4,096
Hungary (1.2%)
	Republic of Hungary	6.125%	5/22/28	6,000	6,107
	Republic of Hungary	5.250%	6/16/29	6,800	6,675
	Republic of Hungary	2.125%	9/22/31	8,750	6,853
	Republic of Hungary	6.250%	9/22/32	5,275	5,421
	Republic of Hungary	5.500%	6/16/34	4,795	4,679
	Republic of Hungary	7.625%	3/29/41	5,920	6,719
	Republic of Hungary	3.125%	9/21/51	7,300	4,701
	Republic of Hungary	6.750%	9/25/52	4,600	4,812
					45,967
Indonesia (6.6%)
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,450	2,416
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	5,200	5,186
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	7,419	7,339
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	3,005	2,855
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	6,320	6,282
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	4,545	4,133
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	7,377	7,241
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	6,775	6,687
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	5,990	5,898
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	4,310	4,246
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,650	3,226
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	3,500	2,986
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	5,450	5,422
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,900	2,334
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	2,550	1,971
	Republic of Indonesia	4.125%	1/15/25	6,900	6,809
	Republic of Indonesia	4.750%	1/8/26	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	4.750%	1/8/26	7,325	7,314
	Republic of Indonesia	4.350%	1/8/27	4,500	4,431
	Republic of Indonesia	3.850%	7/18/27	3,570	3,451
	Republic of Indonesia	4.150%	9/20/27	2,725	2,645
	Republic of Indonesia	3.500%	1/11/28	4,486	4,237
	Republic of Indonesia	4.550%	1/11/28	3,650	3,611
	Republic of Indonesia	4.100%	4/24/28	3,700	3,575
	Republic of Indonesia	4.750%	2/11/29	4,558	4,527
	Republic of Indonesia	3.400%	9/18/29	2,750	2,539
	Republic of Indonesia	2.850%	2/14/30	4,350	3,880
	Republic of Indonesia	3.850%	10/15/30	5,800	5,459
	Republic of Indonesia	1.850%	3/12/31	4,650	3,776
	Republic of Indonesia	2.150%	7/28/31	4,350	3,584
	Republic of Indonesia	3.550%	3/31/32	3,600	3,277
	Republic of Indonesia	4.650%	9/20/32	6,350	6,267
	Republic of Indonesia	4.850%	1/11/33	3,280	3,276
	Republic of Indonesia	8.500%	10/12/35	5,850	7,627
	Republic of Indonesia	6.625%	2/17/37	5,112	5,829
	Republic of Indonesia	7.750%	1/17/38	7,150	8,964
	Republic of Indonesia	5.250%	1/17/42	8,225	8,287
	Republic of Indonesia	4.625%	4/15/43	5,710	5,446
	Republic of Indonesia	6.750%	1/15/44	7,255	8,537
	Republic of Indonesia	5.125%	1/15/45	7,301	7,271
	Republic of Indonesia	5.950%	1/8/46	4,616	5,053
	Republic of Indonesia	5.250%	1/8/47	5,350	5,420
	Republic of Indonesia	4.750%	7/18/47	3,700	3,532
	Republic of Indonesia	4.350%	1/11/48	6,350	5,669
	Republic of Indonesia	5.350%	2/11/49	3,623	3,694
	Republic of Indonesia	3.700%	10/30/49	3,550	2,855
	Republic of Indonesia	3.500%	2/14/50	2,875	2,230
	Republic of Indonesia	4.200%	10/15/50	5,950	5,156
	Republic of Indonesia	3.050%	3/12/51	7,300	5,406
	Republic of Indonesia	4.300%	3/31/52	2,600	2,278
	Republic of Indonesia	5.450%	9/20/52	1,800	1,852
	Republic of Indonesia	5.650%	1/11/53	2,480	2,623
	Republic of Indonesia	3.200%	9/23/61	2,100	1,439
	Republic of Indonesia	4.450%	4/15/70	3,700	3,183
	Republic of Indonesia	3.350%	3/12/71	2,825	1,959
					245,389
Iraq (0.1%)
[3]	Republic of Iraq	5.800%	1/15/28	5,453	5,073
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,750	2,699
[3]	Ivory Coast	6.125%	6/15/33	4,600	4,144
					6,843
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	5,300	5,588
[3]	Jamaica	8.000%	3/15/39	4,450	5,384
	Jamaica	7.875%	7/28/45	6,500	7,628
					18,600
Jordan (0.6%)
	Kingdom of Jordan	4.950%	7/7/25	1,800	1,754
	Kingdom of Jordan	6.125%	1/29/26	3,700	3,665
	Kingdom of Jordan	5.750%	1/31/27	3,600	3,512
	Kingdom of Jordan	7.750%	1/15/28	2,000	2,063
	Kingdom of Jordan	7.500%	1/13/29	4,925	4,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Jordan	5.850%	7/7/30	4,661	4,337
	Kingdom of Jordan	7.375%	10/10/47	3,450	3,055
					23,352
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	5,520	5,515
	Republic of Kazakhstan	5.125%	7/21/25	8,950	9,211
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,691
	Republic of Kazakhstan	4.875%	10/14/44	650	593
	Republic of Kazakhstan	6.500%	7/21/45	5,480	5,873
					23,883
Kenya (0.4%)
	Republic of Kenya	7.000%	5/22/27	3,300	2,988
	Republic of Kenya	7.250%	2/28/28	3,600	3,168
	Republic of Kenya	8.000%	5/22/32	4,350	3,767
	Republic of Kenya	6.300%	1/23/34	3,600	2,743
	Republic of Kenya	8.250%	2/28/48	3,600	2,852
					15,518
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	16,325	15,739
Lebanon (0.1%)
[5]	Lebanon Republic	6.200%	2/26/25	5,663	424
[5]	Lebanon Republic	6.600%	11/27/26	6,525	489
[5]	Lebanon Republic	6.850%	3/23/27	5,100	381
[5]	Lebanon Republic	6.750%	11/29/27	4,059	304
[5]	Lebanon Republic	6.650%	11/3/28	3,230	243
[5]	Lebanon Republic	6.850%	5/25/29	3,300	248
[5]	Lebanon Republic	6.650%	2/26/30	5,310	368
[5]	Lebanon Republic	7.000%	3/23/32	4,470	337
[5]	Lebanon Republic	7.050%	11/2/35	650	50
[5]	Lebanon Republic	7.250%	3/23/37	3,560	266
					3,110
Malaysia (0.4%)
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	3,650	3,533
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,225	2,099
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,750	3,591
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,050	1,886
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	2,175	1,861
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	1,450	1,098
					14,068
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,144
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	400	335
					1,479
Mexico (5.9%)
	United Mexican States	3.900%	4/27/25	3,050	3,000
	United Mexican States	4.125%	1/21/26	7,712	7,575
	United Mexican States	4.150%	3/28/27	8,570	8,397
	United Mexican States	3.750%	1/11/28	6,695	6,355
	United Mexican States	5.400%	2/9/28	4,600	4,663
	United Mexican States	4.500%	4/22/29	11,211	10,869
	United Mexican States	3.250%	4/16/30	8,225	7,321
	United Mexican States	2.659%	5/24/31	12,257	10,198
	United Mexican States	8.300%	8/15/31	4,050	4,813
	United Mexican States	4.750%	4/27/32	8,865	8,468
	United Mexican States	7.500%	4/8/33	2,950	3,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.875%	5/19/33	7,875	7,556
	United Mexican States	3.500%	2/12/34	10,472	8,818
	United Mexican States	6.750%	9/27/34	6,149	6,701
	United Mexican States	6.350%	2/9/35	9,775	10,293
	United Mexican States	6.050%	1/11/40	10,219	10,392
	United Mexican States	4.280%	8/14/41	8,770	7,259
	United Mexican States	4.750%	3/8/44	13,406	11,542
	United Mexican States	5.550%	1/21/45	9,959	9,505
	United Mexican States	4.600%	1/23/46	8,500	7,052
	United Mexican States	4.350%	1/15/47	4,481	3,593
	United Mexican States	4.600%	2/10/48	6,798	5,601
	United Mexican States	4.500%	1/31/50	6,979	5,697
	United Mexican States	5.000%	4/27/51	8,945	7,769
	United Mexican States	4.400%	2/12/52	8,110	6,412
	United Mexican States	6.338%	5/4/53	10,570	10,831
	United Mexican States	3.771%	5/24/61	11,075	7,573
	United Mexican States	3.750%	4/19/71	10,880	7,258
	United Mexican States	5.750%	10/12/10	9,720	8,691
					217,549
Mongolia (0.2%)
[2]	Mongolia	5.125%	4/7/26	848	803
	Mongolia	5.125%	4/7/26	1,525	1,445
	Mongolia	3.500%	7/7/27	1,700	1,460
	Mongolia	8.650%	1/19/28	1,900	1,958
	Mongolia	4.450%	7/7/31	2,300	1,839
					7,505
Morocco (0.5%)
	Kingdom of Morocco	2.375%	12/15/27	2,600	2,267
	Kingdom of Morocco	5.950%	3/8/28	4,500	4,538
	Kingdom of Morocco	3.000%	12/15/32	3,675	2,952
	Kingdom of Morocco	6.500%	9/8/33	4,525	4,685
	Kingdom of Morocco	5.500%	12/11/42	2,715	2,382
	Kingdom of Morocco	4.000%	12/15/50	4,600	3,158
					19,982
Mozambique (0.1%)
[4]	Republic of Mozambique, 9.000% coupon rate effective 9/15/23	5.000%	9/15/31	3,225	2,557
Namibia (0.1%)
	Republic of Namibia	5.250%	10/29/25	2,700	2,576
Nigeria (1.3%)
	Republic of Nigeria	7.625%	11/21/25	3,950	3,877
	Republic of Nigeria	6.500%	11/28/27	5,325	4,769
	Republic of Nigeria	6.125%	9/28/28	4,685	4,050
	Republic of Nigeria	8.375%	3/24/29	4,552	4,287
	Republic of Nigeria	7.143%	2/23/30	4,500	3,944
	Republic of Nigeria	8.747%	1/21/31	3,635	3,404
	Republic of Nigeria	7.875%	2/16/32	5,400	4,738
	Republic of Nigeria	7.375%	9/28/33	5,425	4,502
	Republic of Nigeria	7.696%	2/23/38	4,542	3,610
	Republic of Nigeria	7.625%	11/28/47	5,450	4,102
	Republic of Nigeria	9.248%	1/21/49	2,600	2,274
	Republic of Nigeria	8.250%	9/28/51	4,600	3,629
					47,186
Oman (2.3%)
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	5,531	5,606
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	6,233	6,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sultanate of Oman	4.875%	2/1/25	3,844	3,782
	Sultanate of Oman	4.750%	6/15/26	8,675	8,481
	Sultanate of Oman	5.375%	3/8/27	7,025	6,933
	Sultanate of Oman	6.750%	10/28/27	4,865	5,055
	Sultanate of Oman	5.625%	1/17/28	8,750	8,723
	Sultanate of Oman	6.000%	8/1/29	7,872	7,967
	Sultanate of Oman	6.250%	1/25/31	5,950	6,122
	Sultanate of Oman	7.375%	10/28/32	3,737	4,167
	Sultanate of Oman	6.500%	3/8/47	7,215	6,953
	Sultanate of Oman	6.750%	1/17/48	10,000	9,910
	Sultanate of Oman	7.000%	1/25/51	3,650	3,726
					83,648
Pakistan (0.3%)
	Islamic Republic of Pakistan	8.250%	9/30/25	1,625	997
	Islamic Republic of Pakistan	6.000%	4/8/26	4,875	2,669
	Islamic Republic of Pakistan	6.875%	12/5/27	5,450	2,962
	Islamic Republic of Pakistan	7.375%	4/8/31	5,200	2,587
	Islamic Republic of Pakistan	8.875%	4/8/51	2,970	1,374
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	3,525	2,146
					12,735
Panama (2.4%)
	Republic of Panama	3.750%	3/16/25	4,159	4,025
	Republic of Panama	7.125%	1/29/26	3,825	3,970
	Republic of Panama	8.875%	9/30/27	3,730	4,240
	Republic of Panama	3.875%	3/17/28	4,163	3,934
	Republic of Panama	9.375%	4/1/29	3,550	4,253
	Republic of Panama	3.160%	1/23/30	5,600	4,912
	Republic of Panama	2.252%	9/29/32	9,000	6,929
	Republic of Panama	3.298%	1/19/33	3,450	2,884
	Republic of Panama	6.400%	2/14/35	8,375	8,761
[3]	Republic of Panama	6.700%	1/26/36	7,400	7,920
[3]	Republic of Panama	4.500%	5/15/47	4,320	3,439
[3]	Republic of Panama	4.500%	4/16/50	9,050	7,026
[3]	Republic of Panama	4.300%	4/29/53	6,395	4,781
	Republic of Panama	6.853%	3/28/54	3,450	3,625
	Republic of Panama	4.500%	4/1/56	9,200	6,908
[3]	Republic of Panama	3.870%	7/23/60	10,750	7,150
	Republic of Panama	4.500%	1/19/63	5,300	3,924
					88,681
Papua New Guinea (0.1%)
	Papua New Guinea	8.375%	10/4/28	1,800	1,688
Paraguay (0.5%)
	Republic of Paraguay	4.700%	3/27/27	2,000	1,942
[3]	Republic of Paraguay	4.950%	4/28/31	3,600	3,468
	Republic of Paraguay	2.739%	1/29/33	2,200	1,727
	Republic of Paraguay	3.849%	6/28/33	1,900	1,658
[2]	Republic of Paraguay	5.850%	8/21/33	1,350	1,354
	Republic of Paraguay	6.100%	8/11/44	3,800	3,640
	Republic of Paraguay	5.600%	3/13/48	2,050	1,815
[3]	Republic of Paraguay	5.400%	3/30/50	4,150	3,587
					19,191
Peru (1.9%)
	Republic of Peru	7.350%	7/21/25	3,259	3,364
	Republic of Peru	2.392%	1/23/26	2,230	2,079
	Republic of Peru	4.125%	8/25/27	2,822	2,729
	Republic of Peru	2.844%	6/20/30	2,550	2,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	2.783%	1/23/31	12,580	10,691
	Republic of Peru	1.862%	12/1/32	3,625	2,759
	Republic of Peru	8.750%	11/21/33	7,810	9,833
	Republic of Peru	3.000%	1/15/34	8,160	6,709
[3]	Republic of Peru	6.550%	3/14/37	4,101	4,573
	Republic of Peru	3.300%	3/11/41	4,535	3,454
	Republic of Peru	5.625%	11/18/50	9,133	9,325
	Republic of Peru	3.550%	3/10/51	6,350	4,719
	Republic of Peru	2.780%	12/1/60	7,210	4,379
	Republic of Peru	3.600%	1/15/72	3,605	2,446
	Republic of Peru	3.230%	7/28/21	3,602	2,168
					71,449
Philippines (3.3%)
	Republic of Philippines	10.625%	3/16/25	5,575	6,050
	Republic of Philippines	5.500%	3/30/26	3,700	3,758
	Republic of Philippines	3.229%	3/29/27	1,900	1,796
	Republic of Philippines	5.170%	10/13/27	1,800	1,827
	Republic of Philippines	3.000%	2/1/28	7,350	6,824
	Republic of Philippines	4.625%	7/17/28	1,650	1,645
	Republic of Philippines	3.750%	1/14/29	5,750	5,474
	Republic of Philippines	9.500%	2/2/30	6,885	8,649
	Republic of Philippines	2.457%	5/5/30	4,475	3,859
	Republic of Philippines	7.750%	1/14/31	6,075	7,171
	Republic of Philippines	1.648%	6/10/31	4,475	3,578
	Republic of Philippines	1.950%	1/6/32	2,900	2,338
	Republic of Philippines	6.375%	1/15/32	3,750	4,169
	Republic of Philippines	3.556%	9/29/32	2,975	2,704
	Republic of Philippines	5.609%	4/13/33	2,750	2,899
	Republic of Philippines	5.000%	7/17/33	3,750	3,815
	Republic of Philippines	6.375%	10/23/34	6,835	7,647
	Republic of Philippines	5.000%	1/13/37	4,955	4,949
	Republic of Philippines	3.950%	1/20/40	7,200	6,277
	Republic of Philippines	3.700%	3/1/41	7,275	6,084
	Republic of Philippines	3.700%	2/2/42	7,195	5,973
	Republic of Philippines	2.950%	5/5/45	5,000	3,594
	Republic of Philippines	2.650%	12/10/45	5,350	3,644
	Republic of Philippines	3.200%	7/6/46	8,175	6,073
	Republic of Philippines	4.200%	3/29/47	3,600	3,122
	Republic of Philippines	5.950%	10/13/47	2,850	3,125
	Republic of Philippines	5.500%	1/17/48	4,300	4,492
					121,536
Poland (1.1%)
[2]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	6,350	6,338
[6]	Republic of Poland	3.250%	4/6/26	6,220	5,994
	Republic of Poland	5.500%	11/16/27	5,450	5,560
	Republic of Poland	5.750%	11/16/32	5,450	5,751
	Republic of Poland	4.875%	10/4/33	9,050	8,940
	Republic of Poland	5.500%	4/4/53	9,050	9,201
					41,784
Qatar (3.6%)
	State of Qatar	3.400%	4/16/25	7,072	6,871
	State of Qatar	3.250%	6/2/26	12,750	12,234
	State of Qatar	4.500%	4/23/28	11,110	11,118
	State of Qatar	4.000%	3/14/29	14,225	13,927
	State of Qatar	3.750%	4/16/30	12,115	11,648
[2]	State of Qatar	9.750%	6/15/30	4,093	5,359
[2]	State of Qatar	6.400%	1/20/40	3,570	4,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	State of Qatar	5.750%	1/20/42	3,500	3,853
	State of Qatar	4.625%	6/2/46	7,250	6,867
	State of Qatar	5.103%	4/23/48	21,770	21,652
	State of Qatar	4.817%	3/14/49	21,705	20,913
	State of Qatar	4.400%	4/16/50	18,175	16,467
					135,081
Romania (1.3%)
	Romania	3.000%	2/27/27	4,474	4,085
	Romania	5.250%	11/25/27	5,020	4,929
	Romania	6.625%	2/17/28	4,370	4,535
	Romania	3.000%	2/14/31	4,502	3,780
	Romania	3.625%	3/27/32	4,150	3,574
	Romania	7.125%	1/17/33	5,662	6,094
	Romania	6.000%	5/25/34	3,680	3,681
	Romania	6.125%	1/22/44	3,650	3,629
	Romania	5.125%	6/15/48	4,378	3,845
	Romania	4.000%	2/14/51	7,020	5,117
	Romania	7.625%	1/17/53	4,624	5,224
					48,493
Rwanda (0.1%)
	Republic of Rwanda	5.500%	8/9/31	2,300	1,798
Saudi Arabia (8.1%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	15,350	15,024
	Kingdom of Saudi Arabia	2.900%	10/22/25	8,700	8,307
	Kingdom of Saudi Arabia	3.250%	10/26/26	19,039	18,094
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,400	4,069
	Kingdom of Saudi Arabia	4.750%	1/18/28	11,025	10,952
	Kingdom of Saudi Arabia	3.625%	3/4/28	18,332	17,413
	Kingdom of Saudi Arabia	4.375%	4/16/29	14,275	13,976
	Kingdom of Saudi Arabia	4.500%	4/17/30	10,900	10,715
	Kingdom of Saudi Arabia	3.250%	10/22/30	5,469	4,966
	Kingdom of Saudi Arabia	2.750%	2/3/32	3,650	3,166
	Kingdom of Saudi Arabia	5.500%	10/25/32	9,050	9,504
	Kingdom of Saudi Arabia	2.250%	2/2/33	10,045	8,078
	Kingdom of Saudi Arabia	4.875%	7/18/33	12,630	12,663
	Kingdom of Saudi Arabia	4.500%	10/26/46	23,500	20,448
	Kingdom of Saudi Arabia	4.625%	10/4/47	16,293	14,324
	Kingdom of Saudi Arabia	5.000%	4/17/49	12,900	11,921
	Kingdom of Saudi Arabia	5.250%	1/16/50	12,467	11,988
	Kingdom of Saudi Arabia	3.250%	11/17/51	4,895	3,377
	Kingdom of Saudi Arabia	5.000%	1/18/53	11,450	10,572
	Kingdom of Saudi Arabia	3.750%	1/21/55	10,023	7,514
	Kingdom of Saudi Arabia	4.500%	4/22/60	10,850	9,321
	Kingdom of Saudi Arabia	3.450%	2/2/61	8,150	5,619
	KSA Sukuk Ltd.	3.628%	4/20/27	16,275	15,603
	KSA Sukuk Ltd.	5.268%	10/25/28	9,150	9,370
	KSA Sukuk Ltd.	4.303%	1/19/29	7,050	6,888
	KSA Sukuk Ltd.	4.274%	5/22/29	11,000	10,709
	KSA Sukuk Ltd.	2.969%	10/29/29	9,145	8,249
	KSA Sukuk Ltd.	2.250%	5/17/31	7,225	6,082
[2]	KSA Sukuk Ltd.	4.511%	5/22/33	300	294
	KSA Sukuk Ltd.	4.511%	5/22/33	10,550	10,320
					299,526
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	4,000	3,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Senegal	6.750%	3/13/48	3,600	2,696
					6,143
Serbia (0.3%)
	Republic of Serbia	6.250%	5/26/28	2,800	2,808
	Republic of Serbia	2.125%	12/1/30	4,445	3,455
	Republic of Serbia	6.500%	9/26/33	3,500	3,513
					9,776
South Africa (1.7%)
	Republic of South Africa	5.875%	9/16/25	7,200	7,147
	Republic of South Africa	4.875%	4/14/26	4,750	4,603
	Republic of South Africa	4.850%	9/27/27	3,700	3,528
	Republic of South Africa	4.300%	10/12/28	6,780	6,130
	Republic of South Africa	4.850%	9/30/29	7,475	6,757
	Republic of South Africa	5.875%	6/22/30	5,064	4,746
	Republic of South Africa	5.875%	4/20/32	5,050	4,630
	Republic of South Africa	6.250%	3/8/41	2,741	2,325
	Republic of South Africa	5.375%	7/24/44	3,550	2,677
	Republic of South Africa	5.000%	10/12/46	3,700	2,597
	Republic of South Africa	5.650%	9/27/47	5,435	4,075
	Republic of South Africa	6.300%	6/22/48	2,140	1,729
	Republic of South Africa	5.750%	9/30/49	10,800	8,096
	Republic of South Africa	7.300%	4/20/52	5,750	5,119
					64,159
Sri Lanka (0.4%)
[5]	Republic of Sri Lanka	6.125%	6/3/25	2,350	1,079
[5]	Republic of Sri Lanka	6.850%	11/3/25	5,400	2,472
[5]	Republic of Sri Lanka	6.825%	7/18/26	3,700	1,694
[5]	Republic of Sri Lanka	6.200%	5/11/27	5,350	2,393
[5]	Republic of Sri Lanka	6.750%	4/18/28	4,625	2,067
[5]	Republic of Sri Lanka	7.850%	3/14/29	4,900	2,193
[5]	Republic of Sri Lanka	7.550%	3/28/30	5,400	2,418
					14,316
Suriname (0.0%)
[5]	Republic of Suriname	9.250%	10/26/26	1,900	1,570
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,800	1,483
Trinidad & Tobago (0.1%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	3,550	3,458
	Republic of Trinidad & Tobago	4.500%	6/26/30	1,850	1,756
					5,214
Tunisia (0.1%)
	Tunisian Republic	5.750%	1/30/25	3,725	2,614
Turkey (7.4%)
	Hazine Mustesarligi Varlik Kiralama A/S	4.489%	11/25/24	3,478	3,357
	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	11,200	11,708
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	5,050	4,738
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	12,500	12,328
	Republic of Turkey	6.350%	8/10/24	7,400	7,371
	Republic of Turkey	5.600%	11/14/24	9,220	9,070
	Republic of Turkey	7.375%	2/5/25	12,050	12,164
	Republic of Turkey	4.250%	3/13/25	7,250	6,942
	Republic of Turkey	6.375%	10/14/25	9,158	8,964
	Republic of Turkey	4.750%	1/26/26	7,700	7,239
	Republic of Turkey	4.250%	4/14/26	3,412	3,146
	Republic of Turkey	4.875%	10/9/26	11,474	10,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkey	6.000%	3/25/27	12,292	11,620
	Republic of Turkey	8.600%	9/24/27	6,550	6,699
	Republic of Turkey	9.875%	1/15/28	12,875	13,682
	Republic of Turkey	5.125%	2/17/28	7,300	6,634
	Republic of Turkey	6.125%	10/24/28	10,003	9,324
	Republic of Turkey	9.375%	3/14/29	11,400	11,939
	Republic of Turkey	7.625%	4/26/29	7,175	7,071
	Republic of Turkey	11.875%	1/15/30	5,579	6,666
	Republic of Turkey	5.250%	3/13/30	7,350	6,347
	Republic of Turkey	9.125%	7/13/30	9,025	9,400
	Republic of Turkey	5.950%	1/15/31	8,175	7,231
	Republic of Turkey	5.875%	6/26/31	6,200	5,429
	Republic of Turkey	9.375%	1/19/33	9,975	10,529
	Republic of Turkey	6.500%	9/20/33	5,375	4,813
	Republic of Turkey	8.000%	2/14/34	5,321	5,335
	Republic of Turkey	6.875%	3/17/36	10,125	9,079
	Republic of Turkey	7.250%	3/5/38	3,625	3,345
	Republic of Turkey	6.750%	5/30/40	7,200	6,092
	Republic of Turkey	6.000%	1/14/41	10,765	8,505
	Republic of Turkey	4.875%	4/16/43	10,900	7,467
	Republic of Turkey	6.625%	2/17/45	10,800	8,893
	Republic of Turkey	5.750%	5/11/47	12,670	9,310
					273,017
Ukraine (0.5%)
[5]	Ukraine	7.750%	9/1/25	8,075	2,702
[5]	Ukraine	8.994%	2/1/26	2,920	933
[5]	Ukraine	7.750%	9/1/26	4,930	1,549
[5]	Ukraine	7.750%	9/1/27	4,725	1,477
[5]	Ukraine	7.750%	9/1/28	4,755	1,498
[5]	Ukraine	7.750%	9/1/29	4,755	1,491
[5]	Ukraine	9.750%	11/1/30	5,765	1,816
[5]	Ukraine	6.876%	5/21/31	6,400	1,924
[5]	Ukraine	7.375%	9/25/34	10,980	3,272
[5]	Ukraine	7.253%	3/15/35	9,175	2,742
					19,404
United Arab Emirates (5.2%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	6,230	6,272
[7]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,700	4,190
	Emirate of Abu Dhabi	2.125%	9/30/24	10,750	10,351
	Emirate of Abu Dhabi	2.500%	4/16/25	11,000	10,525
	Emirate of Abu Dhabi	3.125%	5/3/26	9,747	9,343
	Emirate of Abu Dhabi	3.125%	10/11/27	14,800	14,031
	Emirate of Abu Dhabi	1.625%	6/2/28	7,246	6,360
	Emirate of Abu Dhabi	2.500%	9/30/29	10,875	9,763
	Emirate of Abu Dhabi	3.125%	4/16/30	10,825	10,038
	Emirate of Abu Dhabi	1.700%	3/2/31	5,450	4,538
	Emirate of Abu Dhabi	1.875%	9/15/31	6,300	5,234
	Emirate of Abu Dhabi	2.000%	10/19/31	3,725	3,130
	Emirate of Abu Dhabi	4.050%	7/7/32	6,200	6,068
	Emirate of Abu Dhabi	2.875%	10/19/41	3,650	2,775
	Emirate of Abu Dhabi	4.125%	10/11/47	10,875	9,545
	Emirate of Abu Dhabi	3.125%	9/30/49	14,500	10,595
	Emirate of Abu Dhabi	3.875%	4/16/50	14,500	12,179
	Emirate of Abu Dhabi	3.000%	9/15/51	4,400	3,120
	Emirate of Abu Dhabi	4.951%	7/7/52	4,375	4,340
	Emirate of Abu Dhabi	3.250%	10/19/61	7,300	5,248
	Emirate of Abu Dhabi	2.700%	9/2/70	5,500	3,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emirate of Dubai	5.250%	1/30/43	3,825	3,620
	Emirate of Dubai	3.900%	9/9/50	4,642	3,447
	Finance Department Government of Sharjah	6.500%	11/23/32	3,650	3,784
	Finance Department Government of Sharjah	3.625%	3/10/33	2,600	2,166
	Finance Department Government of Sharjah	4.000%	7/28/50	3,748	2,429
	Finance Department Government of Sharjah	4.375%	3/10/51	1,700	1,170
	RAK Capital	3.094%	3/31/25	3,733	3,597
	Sharjah Sukuk Ltd.	3.764%	9/17/24	1,910	1,870
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,620	4,451
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,590	3,285
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	4,275	4,083
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	3,564	3,189
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	2,700	2,470
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	2,700	2,336
					192,921
Uruguay (1.4%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	5,266	5,207
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,500	7,340
	Oriental Republic of Uruguay	7.875%	1/15/33	3,150	3,817
	Oriental Republic of Uruguay	5.750%	10/28/34	5,412	5,835
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	3,775	4,608
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	2,700	2,437
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	14,217	14,206
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	9,359	9,151
					52,601
Uzbekistan (0.1%)
	Republic of Uzbekistan	5.375%	2/20/29	1,625	1,515
	Republic of Uzbekistan	3.700%	11/25/30	2,100	1,734
	Republic of Uzbekistan	3.900%	10/19/31	2,400	1,979
					5,228
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,500	3,430
Zambia (0.1%)
[5]	Republic of Zambia	8.970%	7/30/27	4,600	2,660
Total Sovereign Bonds (Cost $3,590,453)					3,138,523

Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[8]	Vanguard Market Liquidity Fund (Cost $28,038)	5.274%	280,435	28,038
Total Investments (98.8%) (Cost $4,195,025)	3,663,955
Other Assets and Liabilities—Net (1.2%)	43,715
Net Assets (100.0%)	3,707,670
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $36,945,000, representing 1.0% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $132,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the Kingdom of United Arab Emirates.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2023	21	2,340	(36)
Ultra 10-Year U.S. Treasury Note	September 2023	15	1,755	(12)
				(48)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(16)	(3,249)	49
Long U.S. Treasury Bond	September 2023	(10)	(1,244)	14
Ultra Long U.S. Treasury Bond	September 2023	(8)	(1,058)	30
				93
				45
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,124	—	7,124
Corporate Bonds	—	490,270	—	490,270
Sovereign Bonds	—	3,138,523	—	3,138,523
Temporary Cash Investments	28,038	—	—	28,038
Total	28,038	3,635,917	—	3,663,955
Derivative Financial Instruments
Assets
Futures Contracts[1]	93	—	—	93
Liabilities
Futures Contracts[1]	48	—	—	48
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.